Other items from operating activities - Loans and advances, valuation allowance (Details) - Loans and advances - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Valuation allowance as of the beginning of the period	$ (266)	$ (303)	$ (359)
Increases	(30)	(7)	(5)
Decreases	15	43	35
Currency translation adjustment and other variations	8	1	26
Valuation allowance as of the end of the period	$ (273)	$ (266)	$ (303)